Related Party Disclosures - Balances in the Consolidated Statement of Financial Position (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Disclosure of transactions between related parties [line items]
Due from Related Parties	$ 8,133	$ 8,734
Due to Related Parties	9,121	10,793
SMP
Disclosure of transactions between related parties [line items]
Due from Related Parties	8,133	8,734
Due to Related Parties	9,025	10,480
Mubadala Technology
Disclosure of transactions between related parties [line items]
Due from Related Parties	0	0
Due to Related Parties	$ 96	$ 313